Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22			trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25-27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61762MBS9	1.394000%	94,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762MBT7	2.964000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762MBV2	4.101025%	200,000,000.00	180,848,326.86	0.00	618,052.96	0.00	0.00	618,052.96	180,848,326.86	36.00%	30.00%
A-3FL	61762MAW1	1.093000%	125,000,000.00	113,030,204.29	0.00	106,383.40	0.00	0.00	106,383.40	113,030,204.29	36.00%	30.00%
A-3FX	61762MAY7	3.840000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762MBW0	4.216025%	359,537,000.00	359,537,000.00	0.00	1,263,180.89	0.00	0.00	1,263,180.89	359,537,000.00	36.00%	30.00%
A-5	61762MCC3	4.216025%	100,000,000.00	100,000,000.00	0.00	351,335.44	0.00	0.00	351,335.44	100,000,000.00	36.00%	30.00%
A-SB	61762MBU4	3.912000%	126,500,000.00	41,135,922.67	2,226,147.27	134,103.11	0.00	0.00	2,360,250.38	38,909,775.40	36.00%	30.00%
A-S	61762MBY6	4.216025%	111,432,000.00	111,432,000.00	0.00	391,500.10	0.00	0.00	391,500.10	111,432,000.00	27.00%	22.50%
B	61762MBZ3	4.216025%	100,290,000.00	100,290,000.00	0.00	352,354.31	0.00	0.00	352,354.31	100,290,000.00	18.90%	15.75%
C	61762MCB5	4.216025%	52,002,000.00	52,002,000.00	0.00	182,701.45	0.00	0.00	182,701.45	52,002,000.00	14.70%	12.25%
D	61762MBC4	4.216025%	53,859,000.00	53,859,000.00	0.00	189,225.75	0.00	0.00	189,225.75	53,859,000.00	10.35%	8.63%
E	61762MBE0	4.216025%	22,286,000.00	22,286,000.00	0.00	78,298.62	0.00	0.00	78,298.62	22,286,000.00	8.55%	7.13%
F	61762MBG5	4.216025%	16,715,000.00	16,715,000.00	0.00	58,725.72	0.00	0.00	58,725.72	16,715,000.00	7.20%	6.00%
G	61762MBJ9	4.216025%	20,429,000.00	20,429,000.00	0.00	71,774.32	0.00	0.00	71,774.32	20,429,000.00	5.55%	4.63%
H	61762MBL4	4.216025%	16,715,000.00	16,715,000.00	0.00	51,220.42	0.00	0.00	51,220.42	16,715,000.00	4.20%	3.50%
J	61762MBN0	4.216025%	52,002,641.00	52,002,641.00	0.00	0.00	0.00	0.00	0.00	52,002,641.00	0.00%	0.00%
R	61762MBQ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,485,767,642.01	1,240,282,094.82	2,226,147.27	3,848,856.49	0.00	0.00	6,075,003.76	1,238,055,947.55

Notional Certificates
X-A	61762MBX8	0.226277%	580,500,000.00	335,014,453.82	0.00	63,171.77	0.00	0.00	63,171.77	332,788,306.55
Notional SubTotal			580,500,000.00	335,014,453.82	0.00	63,171.77	0.00	0.00	63,171.77	332,788,306.55

Deal Distribution Total					2,226,147.27	3,912,028.26	0.00	0.00	6,138,175.53

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 4.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762MBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762MBT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762MBV2	904.24163430	0.00000000	3.09026480	0.00000000	0.00000000	0.00000000	0.00000000	3.09026480	904.24163430
A-3FL	61762MAW1	904.24163432	0.00000000	0.85106720	0.00000000	0.00000000	0.00000000	0.00000000	0.85106720	904.24163432
A-3FX	61762MAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762MBW0	1,000.00000000	0.00000000	3.51335437	0.00000000	0.00000000	0.00000000	0.00000000	3.51335437	1,000.00000000
A-5	61762MCC3	1,000.00000000	0.00000000	3.51335440	0.00000000	0.00000000	0.00000000	0.00000000	3.51335440	1,000.00000000
A-SB	61762MBU4	325.18515945	17.59800213	1.06010364	0.00000000	0.00000000	0.00000000	0.00000000	18.65810577	307.58715731
A-S	61762MBY6	1,000.00000000	0.00000000	3.51335433	0.00000000	0.00000000	0.00000000	0.00000000	3.51335433	1,000.00000000
B	61762MBZ3	1,000.00000000	0.00000000	3.51335437	0.00000000	0.00000000	0.00000000	0.00000000	3.51335437	1,000.00000000
C	61762MCB5	1,000.00000000	0.00000000	3.51335429	0.00000000	0.00000000	0.00000000	0.00000000	3.51335429	1,000.00000000
D	61762MBC4	1,000.00000000	0.00000000	3.51335431	0.00000000	0.00000000	0.00000000	0.00000000	3.51335431	1,000.00000000
E	61762MBE0	1,000.00000000	0.00000000	3.51335457	0.00000000	0.00000000	0.00000000	0.00000000	3.51335457	1,000.00000000
F	61762MBG5	1,000.00000000	0.00000000	3.51335447	0.00000000	0.00000000	0.00000000	0.00000000	3.51335447	1,000.00000000
G	61762MBJ9	1,000.00000000	0.00000000	3.51335455	0.00000000	0.00000000	0.00000000	0.00000000	3.51335455	1,000.00000000
H	61762MBL4	1,000.00000000	0.00000000	3.06433862	0.44901585	1.23862339	0.00000000	0.00000000	3.06433862	1,000.00000000
J	61762MBN0	1,000.00000000	0.00000000	0.00000000	3.51335445	30.32574230	0.00000000	0.00000000	0.00000000	1,000.00000000
R	61762MBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762MBX8	577.11361554	0.00000000	0.10882303	0.00000000	0.00000000	0.00000000	0.00000000	0.10882303	573.27873652

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	618,052.96	0.00	618,052.96	0.00	0.00	0.00	618,052.96	0.00
A-3FL	08/17/21 - 09/16/21	31	0.00	106,383.40	0.00	106,383.40	0.00	0.00	0.00	106,383.40	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,263,180.89	0.00	1,263,180.89	0.00	0.00	0.00	1,263,180.89	0.00
A-5	08/01/21 - 08/30/21	30	0.00	351,335.44	0.00	351,335.44	0.00	0.00	0.00	351,335.44	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	134,103.11	0.00	134,103.11	0.00	0.00	0.00	134,103.11	0.00
A-S	08/01/21 - 08/30/21	30	0.00	391,500.10	0.00	391,500.10	0.00	0.00	0.00	391,500.10	0.00
B	08/01/21 - 08/30/21	30	0.00	352,354.31	0.00	352,354.31	0.00	0.00	0.00	352,354.31	0.00
C	08/01/21 - 08/30/21	30	0.00	182,701.45	0.00	182,701.45	0.00	0.00	0.00	182,701.45	0.00
D	08/01/21 - 08/30/21	30	0.00	189,225.75	0.00	189,225.75	0.00	0.00	0.00	189,225.75	0.00
E	08/01/21 - 08/30/21	30	0.00	78,298.62	0.00	78,298.62	0.00	0.00	0.00	78,298.62	0.00
F	08/01/21 - 08/30/21	30	0.00	58,725.72	0.00	58,725.72	0.00	0.00	0.00	58,725.72	0.00
G	08/01/21 - 08/30/21	30	0.00	71,774.32	0.00	71,774.32	0.00	0.00	0.00	71,774.32	0.00
H	08/01/21 - 08/30/21	30	13,198.29	58,725.72	0.00	58,725.72	7,505.30	0.00	0.00	51,220.42	20,703.59
J	08/01/21 - 08/30/21	30	1,394,314.98	182,703.71	0.00	182,703.71	182,703.71	0.00	0.00	0.00	1,577,018.69
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/21 - 08/30/21	30	0.00	63,171.77	0.00	63,171.77	0.00	0.00	0.00	63,171.77	0.00
Totals			1,407,513.27	4,102,237.27	0.00	4,102,237.27	190,209.01	0.00	0.00	3,912,028.26	1,597,722.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762MBY6	4.216025%	111,432,000.00	111,432,000.00	0.00	391,500.10	0.00	0.00	391,500.10	111,432,000.00
A-S (PST)	61762MBY6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762MBZ3	4.216025%	100,290,000.00	100,290,000.00	0.00	352,354.31	0.00	0.00	352,354.31	100,290,000.00
B (PST)	61762MBZ3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762MCB5	4.216025%	52,002,000.00	52,002,000.00	0.00	182,701.45	0.00	0.00	182,701.45	52,002,000.00
C (PST)	61762MCB5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			263,724,000.03	263,724,000.00	0.00	926,555.86	0.00	0.00	926,555.86	263,724,000.00

Exchangeable Certificate Details
PST	61762MCA7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information

Total Available Distribution Amount (1)	6,138,175.53
Benchmark: 1-Month LIBOR
Current Period %	0.093000
Next Period %	0.085000
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,383,636.15	Master Servicing Fee	21,215.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,022.50
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	534.01
ARD Interest	0.00	Trust Advisor Fee	1,313.67
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,383,636.15	Total Fees	26,085.63

Principal		Expenses/Reimbursements
Scheduled Principal	2,226,147.27	Reimbursement for Interest on Advances	(3.78)
Unscheduled Principal Collections		ASER Amount	127,015.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	63,197.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,226,147.27	Total Expenses/Reimbursements	190,209.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,912,028.26
Excess Liquidation Proceeds	0.00	Principal Distribution	2,226,147.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	255,313.25
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,393,488.78
Total Funds Collected	6,609,783.42	Total Funds Distributed	6,609,783.42

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,240,282,095.30	1,240,282,095.30	Beginning Certificate Balance	1,240,282,094.82
(-) Scheduled Principal Collections	2,226,147.27	2,226,147.27	(-) Principal Distributions	2,226,147.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,238,055,948.03	1,238,055,948.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,243,254,016.92	1,243,254,016.92	Ending Certificate Balance	1,238,055,947.55
Ending Actual Collateral Balance	1,241,299,021.90	1,241,299,021.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.48)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.22
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP
10,000,000 or less	45	231,402,188.19	18.69%	23	4.2365	1.912625	1.10 or less	13	181,945,736.62	14.70%	34	4.5168	0.316468
10,000,001 to 20,000,000	9	125,599,660.76	10.14%	20	4.2092	1.664892	1.11-1.30	6	129,832,557.22	10.49%	19	4.0497	1.212874
20,000,001 to 30,000,000	6	146,748,486.51	11.85%	21	4.0712	1.515672	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	2	70,550,830.38	5.70%	54	4.2782	1.592019	1.41-1.50	5	43,843,514.57	3.54%	20	4.1209	1.441966
40,000,001 to 50,000,000	3	136,367,435.88	11.01%	21	4.0452	2.421047	1.51-1.60	1	2,296,327.01	0.19%	20	4.6500	1.600000
50,000,001 to 60,000,000	1	56,961,162.64	4.60%	21	4.0400	2.030000	1.61-1.70	3	64,849,708.40	5.24%	29	4.1643	1.643065
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	3	119,034,674.29	9.61%	19	3.5306	1.777233
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	3	20,695,116.74	1.67%	20	4.1379	1.881049
80,000,001 to 100,000,000	2	177,486,825.46	14.34%	20	3.9982	1.706655	1.91-2.00	2	28,264,080.20	2.28%	17	4.0776	1.940238
100,000,001 or greater	1	110,000,000.00	8.88%	19	3.4800	1.780000	2.01-2.10	2	69,403,645.52	5.61%	20	4.0525	2.030000
Totals	77	1,238,055,948.03	100.00%	23	4.1043	1.802613	2.11-2.20	5	127,281,918.46	10.28%	21	4.0899	2.170350
							2.21-2.30	1	2,758,330.33	0.22%	20	4.2600	2.220000
							2.31-2.40	1	1,392,401.79	0.11%	20	5.4370	2.390000
							2.41-3.50	20	223,443,792.99	18.05%	21	3.9884	2.878903
							3.51-4.20	2	34,960,779.33	2.82%	20	3.4310	3.802712
							4.21 or greater	2	5,114,006.35	0.41%	21	3.9139	6.707911
							Totals	77	1,238,055,948.03	100.00%	23	4.1043	1.802613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	182,939,358.21	14.78%	20	4.3669	NAP
							Defeased	17	182,939,358.21	14.78%	20	4.3669	NAP
Alabama	1	5,489,203.65	0.44%	20	3.9500	1.720000
							Industrial	1	2,893,901.43	0.23%	20	4.2900	1.850000
California	10	110,141,428.23	8.90%	40	4.4291	1.322949
							Lodging	15	133,022,285.57	10.74%	39	4.8382	0.561052
Delaware	1	56,961,162.64	4.60%	21	4.0400	2.030000
							Mixed Use	2	7,401,321.72	0.60%	21	4.2914	1.391939
Florida	7	174,110,062.66	14.06%	21	4.2491	2.683504
							Mobile Home Park	2	58,353,564.43	4.71%	21	4.0733	2.038590
Georgia	1	31,800,850.00	2.57%	20	3.3500	3.800000
							Multi-Family	6	56,745,785.64	4.58%	21	4.1486	1.895323
Illinois	2	22,507,543.36	1.82%	19	4.4075	1.231830
							Office	5	140,015,567.85	11.31%	21	4.1520	2.033284
Massachusetts	1	7,327,608.72	0.59%	21	4.3300	2.430000
							Other	1	110,000,000.00	8.88%	19	3.4800	1.780000
Michigan	4	10,622,737.37	0.86%	21	4.8401	2.151646
							Retail	25	524,243,116.17	42.34%	20	3.9422	2.017905
Minnesota	3	100,222,343.16	8.10%	19	3.8684	1.346962
							Self Storage	5	22,441,047.92	1.81%	44	4.0451	3.376166
Nebraska	2	15,534,222.60	1.25%	21	4.7882	0.843410
							Totals	79	1,238,055,948.03	100.00%	23	4.1043	1.802613
Nevada	1	2,893,901.43	0.23%	20	4.2900	1.850000

New Jersey	5	70,971,239.74	5.73%	21	4.3400	1.002619

New York	7	159,907,455.56	12.92%	23	3.6183	1.676032

Ohio	2	29,271,275.21	2.36%	20	3.6639	0.821518

Oregon	1	3,545,470.64	0.29%	21	4.4500	1.780000

Pennsylvania	1	4,603,091.01	0.37%	17	4.4100	1.440000

South Carolina	3	23,599,137.38	1.91%	21	4.2955	1.061625

Texas	4	82,319,966.84	6.65%	20	3.8122	2.120156

Virginia	3	26,446,261.93	2.14%	21	3.9513	1.734748

Washington, DC	1	105,000,000.00	8.48%	21	4.1480	2.170000

Wisconsin	2	11,841,628.60	0.96%	22	4.6000	0.065101

Totals	79	1,238,055,948.03	100.00%	23	4.1043	1.802613

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP
	3.500% or less	4	155,972,912.49	12.60%	19	3.4410	2.257121	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	13	263,154,717.68	21.26%	22	3.7949	1.749069	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	35	502,593,676.64	40.60%	20	4.1753	2.071500	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	14	89,014,931.79	7.19%	21	4.7583	0.907850	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	44,380,351.22	3.58%	73	5.0716	(0.075088)	49 months or greater	69	1,055,116,589.82	85.22%	23	4.0587	1.830061
	Totals	77	1,238,055,948.03	100.00%	23	4.1043	1.802613	Totals	77	1,238,055,948.03	100.00%	23	4.1043	1.802613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP
	60 months or less	67	1,007,910,940.24	81.41%	20	4.0217	1.910136	Interest Only	7	268,050,850.00	21.65%	20	3.7496	2.282517
61 months to 84 months		1	38,749,980.38	3.13%	81	5.0400	(0.220000)	230 months or less	16	70,321,651.11	5.68%	21	4.6565	1.236822
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231-300 months	45	708,288,419.51	57.21%	24	4.1173	1.719520
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,229,600,278.83	99.32%	22	4.1051	1.803456	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	76	1,229,600,278.83	99.32%	22	4.1051	1.803456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	182,939,358.21	14.78%	20	4.3669	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	1	8,455,669.20	0.68%	81	3.9800	1.680000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	69	1,055,116,589.82	85.22%	23	4.0587	1.830061	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	1,238,055,948.03	100.00%	23	4.1043	1.802613	Totals	1	8,455,669.20	0.68%	81	3.9800	1.680000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A11	30305077	RT	Tampa	FL	Actual/360	4.11225%	75,934.08	47,415.38	0.00	N/A	06/01/23	--	21,444,919.63	21,397,504.25	02/01/21
01A12	30305153				Actual/360	4.11225%	35,689.01	22,285.24	0.00	N/A	06/01/23	--	10,079,111.72	10,056,826.48	02/01/21
01A21	30305154				Actual/360	4.11225%	172,536.78	107,736.83	0.00	N/A	06/01/23	--	48,726,967.12	48,619,230.29	02/01/21
01A22	30305155				Actual/360	4.11225%	81,092.28	50,636.32	0.00	N/A	06/01/23	--	22,901,674.16	22,851,037.84	02/01/21
01A31	30305156				Actual/360	4.11225%	2,587.28	1,615.58	0.00	N/A	06/01/23	--	730,687.10	729,071.52	02/01/21
01A32	30305157				Actual/360	4.11225%	1,216.02	759.32	0.00	N/A	06/01/23	--	343,423.45	342,664.13	02/01/21
01B11	30305158				Actual/360	4.11225%	31,597.10	19,730.11	0.00	N/A	06/01/23	--	8,923,492.79	8,903,762.68	07/01/20
01B12	30305159				Actual/360	4.11225%	14,850.63	9,273.16	0.00	N/A	06/01/23	--	4,194,041.43	4,184,768.27	07/01/20
01B21	30305160				Actual/360	4.11225%	15,230.97	9,510.64	0.00	N/A	06/01/23	--	4,301,452.76	4,291,942.12	07/01/20
01B22	30305161				Actual/360	4.11225%	7,158.55	4,470.01	0.00	N/A	06/01/23	--	2,021,682.38	2,017,212.37	07/01/20
2	30304906	98	New York	NY	Actual/360	3.48025%	329,633.33	0.00	0.00	04/05/23	04/05/43	--	110,000,000.00	110,000,000.00	04/05/20
03A1	30305078	OF	Washington	DC	Actual/360	4.14825%	321,470.00	0.00	0.00	N/A	06/06/23	--	90,000,000.00	90,000,000.00	09/06/21
03A2	30305162				Actual/360	4.14825%	53,578.33	0.00	0.00	N/A	06/06/23	--	15,000,000.00	15,000,000.00	09/06/21
4	30305079	RT	Edina	MN	Actual/360	3.84425%	290,181.25	178,284.40	0.00	N/A	04/01/23	--	87,665,109.86	87,486,825.46	09/01/21
5	30305080	OF	Akron	OH	Actual/360	4.20025%	262,509.64	128,704.10	0.00	06/01/23	04/01/38	--	72,583,309.38	72,454,605.28	09/01/21
6	30305081	MH	Long Neck	DE	Actual/360	4.04025%	198,605.49	127,606.98	0.00	N/A	06/01/23	--	57,088,769.62	56,961,162.64	09/01/21
7	30305082	RT	Round Rock	TX	Actual/360	3.70025%	145,322.52	107,833.12	0.00	N/A	05/01/23	--	45,611,252.87	45,503,419.75	09/01/21
8	30305083	MF	Various	NJ	Actual/360	4.34025%	158,215.98	90,395.53	0.00	N/A	06/01/23	--	42,335,181.37	42,244,785.84	09/01/21
9	30305084	LO	Santa Monica	CA	Actual/360	5.04025%	168,496.83	74,174.18	0.00	N/A	06/01/28	--	38,824,154.56	38,749,980.38	09/01/21
10	30305085	LO	Various	MA	Actual/360	4.23025%	125,525.13	112,347.17	0.00	N/A	05/01/23	--	34,461,257.57	34,348,910.40	09/01/21
11	30305086	RT	East Brunswick	NJ	Actual/360	4.34025%	107,586.87	61,468.96	0.00	N/A	06/01/23	--	28,787,922.86	28,726,453.90	02/01/21
12	30305087	RT	Canton	GA	Actual/360	3.35025%	91,736.62	0.00	0.00	N/A	05/01/23	--	31,800,850.00	31,800,850.00	08/01/21
13	30305088	LO	Various	Various	Actual/360	4.55025%	106,773.86	56,317.51	0.00	N/A	06/05/23	--	27,251,747.49	27,195,429.98	09/05/21
14	30305089	OF	Chicago	IL	Actual/360	4.70025%	108,341.62	55,029.29	0.00	N/A	03/01/23	--	26,769,378.12	26,714,348.83	09/01/21
15	30305090	RT	Dublin	OH	Actual/360	3.56425%	82,426.92	53,360.53	0.00	N/A	05/01/23	--	26,857,908.54	26,804,548.01	03/01/21
16	30305091	RT	Austin	TX	Actual/360	3.99025%	92,110.11	50,941.58	0.00	N/A	06/01/23	--	26,808,667.74	26,757,726.16	09/01/21
17	30305092	OF	Oak Brook	IL	Actual/360	4.38025%	76,394.06	43,505.19	0.00	N/A	04/01/23	--	20,254,721.54	20,211,216.35	09/01/21
18	30305093	RT	Fontana	CA	Actual/360	4.09025%	67,306.29	43,695.95	0.00	N/A	01/01/23	--	19,110,547.39	19,066,851.44	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
19	30305094	LO	Dania Beach	FL	Actual/360	4.86025%	68,945.85	32,408.15	0.00	N/A	06/01/23	--	16,474,516.50	16,442,108.35	09/01/21
20	30305095	RT	Palm Springs	CA	Actual/360	3.75025%	45,593.45	33,136.20	0.00	N/A	05/01/23	--	14,119,261.71	14,086,125.51	09/01/21
21	30305096	SS	Long Island City	NY	Actual/360	3.98025%	29,284.16	88,905.61	0.00	N/A	06/01/28	--	8,544,574.81	8,455,669.20	09/01/21
22	30305097	RT	Stephens City	VA	Actual/360	3.75025%	45,778.01	27,162.70	0.00	N/A	06/01/23	--	14,176,416.06	14,149,253.36	09/01/21
23	30305098	LO	Dania Beach	FL	Actual/360	4.86025%	55,756.83	26,208.63	0.00	N/A	06/01/23	--	13,323,018.88	13,296,810.25	09/01/21
24	30305099	RT	Moreno Valley	CA	Actual/360	4.11025%	44,136.64	28,430.16	0.00	N/A	01/01/23	--	12,470,913.04	12,442,482.88	09/01/21
25	30305100	LO	Utica	MI	Actual/360	4.75025%	20,893.93	15,593.58	0.00	N/A	06/01/23	--	5,108,192.35	5,092,598.77	09/01/21
26	30305101	LO	Howell	MI	Actual/360	4.75025%	12,405.77	9,258.69	0.00	N/A	06/01/23	--	3,032,989.15	3,023,730.46	09/01/21
27	30305102	LO	Tipp City	OH	Actual/360	4.75025%	10,120.49	7,553.15	0.00	N/A	06/01/23	--	2,474,280.35	2,466,727.20	09/01/21
28	30305103	LO	Howell	MI	Actual/360	4.75025%	4,570.55	3,411.09	0.00	N/A	06/01/23	--	1,117,417.44	1,114,006.35	09/01/21
30	30305105	RT	Bronx	NY	Actual/360	4.12025%	39,306.65	20,027.36	0.00	N/A	05/01/23	--	11,079,229.85	11,059,202.49	09/01/21
32	30305107	RT	Easley	SC	Actual/360	3.90025%	32,149.96	21,973.97	0.00	N/A	05/01/23	--	9,573,189.28	9,551,215.31	09/01/21
33	30305108	LO	Columbia	SC	Actual/360	4.69025%	38,059.29	18,924.77	0.00	N/A	07/01/23	--	9,423,855.45	9,404,930.68	09/01/21
34	30305109	LO	Omaha	NE	Actual/360	4.81025%	36,429.46	26,663.66	0.00	N/A	06/01/23	--	8,795,255.80	8,768,592.14	09/01/21
35	30305110	LO	La Jolla	CA	Actual/360	4.75025%	38,448.88	18,932.33	0.00	N/A	05/01/23	--	9,400,065.32	9,381,132.99	09/01/21
36	30305111	RT	Casselberry	FL	Actual/360	4.05225%	32,163.34	20,682.64	0.00	N/A	05/01/23	--	9,217,911.40	9,197,228.76	09/01/21
38	30305113	RT	Austin	TX	Actual/360	3.75225%	26,298.88	19,097.57	0.00	N/A	05/01/23	--	8,139,827.84	8,120,730.27	09/01/21
39	30305114	RT	New York	NY	Actual/360	4.17025%	28,684.04	17,606.40	0.00	N/A	05/01/23	--	7,988,127.78	7,970,521.38	09/01/21
40	30305115	MF	New York	NY	Actual/360	3.28025%	25,420.00	0.00	0.00	N/A	04/01/23	--	9,000,000.00	9,000,000.00	09/01/21
42	30305117	LO	Gainesville	VA	Actual/360	4.25025%	24,952.67	22,178.54	0.00	N/A	05/01/23	--	6,818,187.31	6,796,008.77	09/01/21
43	30305118	LO	Lincoln	NE	Actual/360	4.76025%	27,816.38	20,692.50	0.00	N/A	06/01/23	--	6,786,322.96	6,765,630.46	09/01/21
45	30305120	RT	Staten Island	NY	Actual/360	4.36025%	30,974.17	0.00	0.00	N/A	06/01/23	--	8,250,000.00	8,250,000.00	09/01/21
47	30305122	RT	Fontana	CA	Actual/360	3.68025%	20,958.28	15,773.92	0.00	N/A	04/01/23	--	6,613,763.32	6,597,989.40	09/01/21
48	30305123	LO	Green Bay	WI	Actual/360	4.60025%	24,946.53	19,413.84	0.00	N/A	07/01/23	--	6,297,861.43	6,278,447.59	09/01/21
49	30305124	RT	St Paul	MN	Actual/360	4.20025%	23,862.70	14,476.25	0.00	N/A	05/01/23	--	6,597,982.35	6,583,506.10	09/01/21
50	30305125	RT	Agawam	MA	Actual/360	4.33025%	27,363.29	11,125.89	0.00	N/A	06/01/23	--	7,338,734.61	7,327,608.72	09/01/21
51	30305126	OF	Minneapolis	MN	Actual/360	3.86025%	20,495.93	14,238.15	0.00	N/A	05/01/23	--	6,166,249.75	6,152,011.60	09/01/21
52	30305127	LO	Onalaska	WI	Actual/360	4.60025%	22,104.52	17,202.14	0.00	N/A	07/01/23	--	5,580,383.15	5,563,181.01	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	30305128	RT	Decatur	AL	Actual/360	3.95025%	18,713.55	12,534.73	0.00	N/A	05/01/23	--	5,501,738.38	5,489,203.65	09/01/21
54	30305129	MF	Blacksburg	VA	Actual/360	4.10025%	19,464.94	12,281.19	0.00	N/A	05/01/23	--	5,513,280.99	5,500,999.80	09/01/21
55	30305130	MH	Various	Various	Actual/360	4.45225%	19,560.81	16,114.88	0.00	N/A	06/01/23	--	5,102,376.86	5,086,261.98	09/01/21
56	30305131	LO	Lake Wales	FL	Actual/360	4.80725%	20,849.30	15,274.94	0.00	N/A	06/01/23	--	5,036,839.05	5,021,564.11	09/01/21
57	30305132	OF	New York	NY	Actual/360	3.45025%	15,403.10	12,711.17	0.00	N/A	05/01/23	--	5,184,773.66	5,172,062.49	09/01/21
58	30305133	RT	Brookhaven	PA	Actual/360	4.41025%	17,537.56	15,093.57	0.00	N/A	02/01/23	--	4,618,184.58	4,603,091.01	09/01/21
59	30305134	SS	Temecula	CA	Actual/360	4.24625%	17,908.34	10,610.59	0.00	N/A	06/01/23	--	4,897,969.32	4,887,358.73	09/01/21
60	30305135	RT	Pomona	CA	Actual/360	4.30025%	18,047.28	10,531.55	0.00	N/A	05/01/23	--	4,873,985.31	4,863,453.76	09/01/21
61	30305136	MU	Columbia	SC	Actual/360	4.31025%	17,268.99	9,981.24	0.00	N/A	06/01/23	--	4,652,972.63	4,642,991.39	09/01/21
62	30305137	LO	Los Angeles	CA	Actual/360	5.24025%	19,177.94	12,251.60	0.00	N/A	06/01/23	--	4,250,220.65	4,237,969.05	07/01/21
63	30305138	RT	Beaverton	OR	Actual/360	4.45025%	13,622.33	9,468.89	0.00	N/A	06/01/23	--	3,554,939.53	3,545,470.64	09/01/21
64	30305139	OF	Manhattan Beach	CA	Actual/360	4.50725%	13,535.21	7,255.94	0.00	N/A	06/01/23	--	3,487,533.35	3,480,277.41	09/01/21
65	30305140	SS	Plantation	FL	Actual/360	3.68125%	12,679.00	0.00	0.00	N/A	06/01/23	--	4,000,000.00	4,000,000.00	09/01/21
66	30305141	RT	Fresno	CA	Actual/360	4.15025%	12,288.39	6,183.54	0.00	N/A	05/01/23	--	3,438,647.64	3,432,464.10	09/01/21
67	30305142	SS	Modesto	CA	Actual/360	4.24625%	11,578.66	6,860.31	0.00	N/A	06/01/23	--	3,166,789.64	3,159,929.33	09/01/21
68	30305143	SS	Wayne	MI	Actual/360	4.09525%	10,242.92	9,548.28	0.00	N/A	06/01/23	--	2,904,763.27	2,895,214.99	09/01/21
69	30305144	IN	Las Vegas	NV	Actual/360	4.29025%	10,725.29	9,401.98	0.00	N/A	05/01/23	--	2,903,303.41	2,893,901.43	09/01/21
71	30305146	MU	Pompano Beach	FL	Actual/360	4.26025%	10,151.46	8,991.67	0.00	N/A	05/01/23	--	2,767,322.00	2,758,330.33	09/01/21
73	30305148	RT	Lombard	IL	Actual/360	4.65025%	9,213.73	4,708.46	0.00	N/A	05/01/23	--	2,301,035.47	2,296,327.01	09/01/21
74	30305149	SS	Conroe	TX	Actual/360	4.24625%	7,101.58	4,207.65	0.00	N/A	06/01/23	--	1,942,298.31	1,938,090.66	09/01/21
75	30305150	MH	Grand Rapids	MI	Actual/360	5.43725%	6,537.57	3,960.12	0.00	N/A	05/01/23	--	1,396,361.91	1,392,401.79	09/01/21
Totals							4,383,636.15	2,226,147.27	0.00				1,240,282,095.30	1,238,055,948.03
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

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© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 17 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	13	288,925,021.86	2	55,531,001.91	0	0.00	0	0.00	0	0.00	0	0.00	4.104276%	4.079852%	23
08/17/21	0	0.00	0	0.00	13	289,313,283.94	2	55,645,831.40	0	0.00	0	0.00	0	0.00	0	0.00	4.104449%	4.080024%	24
07/16/21	0	0.00	0	0.00	14	293,962,606.35	2	55,760,268.77	0	0.00	0	0.00	0	0.00	0	0.00	4.104620%	4.080196%	25
06/17/21	0	0.00	0	0.00	14	294,381,194.13	2	55,880,449.62	0	0.00	0	0.00	0	0.00	0	0.00	4.104802%	4.080377%	26
05/17/21	0	0.00	1	27,019,665.96	13	267,757,747.26	2	55,994,085.70	0	0.00	1	39,050,169.20	0	0.00	0	0.00	4.104971%	4.080546%	27
04/16/21	0	0.00	0	0.00	14	295,193,220.94	2	56,113,493.70	0	0.00	0	0.00	0	0.00	0	0.00	4.105150%	4.080724%	28
03/17/21	0	0.00	0	0.00	14	295,586,577.47	2	56,226,333.93	0	0.00	1	8,077,062.51	0	0.00	0	0.00	4.105315%	4.080890%	29
02/18/21	0	0.00	0	0.00	14	296,041,792.95	2	56,357,349.32	0	0.00	0	0.00	0	0.00	0	0.00	4.105515%	4.081089%	30
01/15/21	0	0.00	1	27,240,183.13	13	269,191,974.84	1	29,229,173.43	0	0.00	0	0.00	0	0.00	0	0.00	4.105677%	4.081252%	31
12/17/20	0	0.00	0	0.00	14	296,821,147.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.105839%	4.081413%	32
11/18/20	0	0.00	0	0.00	14	297,229,981.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.106011%	4.081585%	33
10/19/20	1	39,580,688.54	0	0.00	14	297,616,158.71	0	0.00	0	0.00	1	9,062,927.47	1	199,150.00	0	0.00	4.106169%	4.081743%	34
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A12	30305153	02/01/21	6	6	51,128.03	371,598.86	0.00	10,216,955.77	07/06/20	13
01A21	30305154	02/01/21	6	6	247,175.90	1,765,372.97	0.00	49,393,367.16	07/06/20	13
01A22	30305155	02/01/21	6	6	116,172.67	829,725.30	0.00	23,214,882.20	07/06/20	13
01A31	30305156	02/01/21	6	6	3,706.55	26,472.78	0.00	740,680.17	07/06/20	13
01A32	30305157	02/01/21	6	6	1,742.07	12,442.16	0.00	348,120.16	07/06/20	13
01B11	30305158	07/01/20	13	6	51,151.78	716,433.26	0.00	9,180,780.01	07/06/20	13
01B12	30305159	07/01/20	13	6	24,041.34	336,723.65	0.00	4,314,966.45	07/06/20	13
01B21	30305160	07/01/20	13	6	24,657.05	345,347.28	0.00	4,425,474.71	07/06/20	13
01B22	30305161	07/01/20	13	6	11,588.82	162,313.26	0.00	2,079,972.76	07/06/20	13
01A11	30305077	02/01/21	6	6	108,783.03	776,947.23	41,643.21	21,738,204.76	07/06/20	13
2	30304906	04/05/20	16	6	327,587.33	5,476,411.14	0.00	110,000,000.00	06/01/20	98
11	30305086	02/01/21	6	6	141,484.12	1,046,691.91	1,241,378.67	29,169,353.52	06/01/20	6		08/26/20
12	30305087	08/01/21	0	B	91,188.94	91,188.94	0.00	31,800,850.00
15	30305090	03/01/21	5	6	104,025.41	687,924.01	0.00	27,127,573.47	07/08/20	13		12/11/20
Totals					1,304,433.04	12,645,592.75	1,283,021.88	323,751,181.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		1,008,395,693	829,470,671	123,394,020		55,531,002
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		229,660,255	119,660,255	110,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,238,055,948	949,130,926	0	0	288,925,022	0
Aug-21	1,240,282,095	950,968,811	0	0	289,313,284	0
Jul-21	1,242,500,219	948,537,613	0	0	265,113,443	28,849,163
Jun-21	1,244,823,954	950,442,760	0	0	265,467,546	28,913,648
May-21	1,247,025,706	952,248,293	0	27,019,666	238,783,328	28,974,420
Apr-21	1,249,333,653	954,140,432	0	0	266,154,768	29,038,453
Mar-21	1,251,519,150	955,932,573	0	0	266,487,817	29,098,760
Feb-21	1,254,040,801	957,999,008	0	0	266,872,439	29,169,354
Jan-21	1,256,209,326	959,777,168	0	27,240,183	239,962,801	29,229,173
Dec-20	1,258,370,037	961,548,890	0	0	296,821,147	0
Nov-20	1,260,638,405	963,408,424	0	0	297,229,982	0
Oct-20	1,262,783,154	925,586,307	39,580,689	0	297,616,159	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A12	30305153	10,056,826.48	10,216,955.77	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01A21	30305154	48,619,230.29	49,393,367.16	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01A22	30305155	22,851,037.84	23,214,882.20	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01A31	30305156	729,071.52	740,680.17	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01A32	30305157	342,664.13	348,120.16	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01B11	30305158	8,903,762.68	9,180,780.01	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01B12	30305159	4,184,768.27	4,314,966.45	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01B21	30305160	4,291,942.12	4,425,474.71	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01B22	30305161	2,017,212.37	2,079,972.76	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
01A11	30305077	21,397,504.25	21,738,204.76	119,100,000.00	08/24/20	7,595,797.49	3.56000	--	06/01/23	260
2	30304906	110,000,000.00	110,000,000.00	378,000,000.00	08/01/20	17,236,596.31	1.78000	--	04/05/43	I/O
11	30305086	28,726,453.90	29,169,353.52	48,000,000.00	04/26/13	236,974.24	0.12000	--	06/01/23	260
15	30305090	26,804,548.01	27,127,573.47	80,000,000.00	08/13/20	5,881,892.83	0.87000	--	05/01/23	261
62	30305137	4,237,969.05	4,455,733.64	7,400,000.00	09/25/20	185,152.04	0.49000	--	06/01/23	200
Totals		293,162,990.91	296,406,064.78	1,704,400,000.00		99,498,590.32

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
01A12	30305153	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01A21	30305154	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01A22	30305155	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01A31	30305156	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01A32	30305157	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01B11	30305158	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default.The loan was past due for the 6/1/2020 payment.The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
01B12	30305159	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01B21	30305160	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01B22	30305161	Various	Various	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

01A11	30305077	RT	FL	07/06/20	13

8/5/2021: The loan was transferred to the Special Servicer on 7/9/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5 months due t o COVID restrictions. Westfield no longer willing to support the asset and cooperated in a friendly foreclosure process. All rents are being captured through Cash Trap. Consensual foreclosure and Receiver Motion filed on

12/29/2020. Receivership Order entered for Pacific Retail on 1/6/2021. Receiver overseeing all leasing and management and has submitted 2021 budget for approval. The property is 94% occupied and managed by Pacific Retail.

2	30304906	98	NY	06/01/20	98

9/12/2021 - The loan transferred to the Special Servicer on 6/1/20, due for the May 2020 payment. The loan is secured by the fee interest, where the only lease is a ground lease with the owner of the Row hotel in NYC. The tenant under the ground lease def aulted on the ground rent in April 2020. The hotel is currently closed to the public. Lender is dual tracking foreclosure with workout discussions. Foreclosure complaint has been filed. The note is being evaluated for a note sale.

11	30305086	RT	NJ	06/01/20	6

COVID Relief - 9/3/21: Loan transferred to the Special Servicer 6/1/20 for payment default. The Loan is past due for the 3/1/21 P&I payment after application of reserve funds and lockbox receipts that have been posted to past due P&I and other

Lender exp enses. The 4/01/20 escrow and reserve payments remain past due. Borrower has requested loan relief due to COVID-19. A PNL was executed, but modification discussions came to an impasse. Borrower has agreed to DPO settlement terms and formal Lender consen t is being sought. The property consists of 3 single story retail buildings with 125,862 sf NRA. It is a typical open-air mall located near the southbound lanes of NJ Route 18 in suburban East Brunswick,

NJ. The largest tenant, Rock N Air, is owned by a S ponsor related affiliate. There is also a ground lease with a Sponsor related affiliate for a portion of the property where the improvements are non-collateral. Counsel has been engaged and foreclosure has been filed. Lender has filed a separate suit aga inst the Guarantor for carve-out claims. Borrower filed a response to the foreclosure complaint and filed counterclaims against the Lender and Servicer on 10/27/20. A Motion to

Dismiss the counterclaims was filed, and on 5/14/21 the judge entered an orde r to dismiss all counterclaims and third-party claims in the foreclosure action. Of the 9 counterclaims filed, 5 were dismissed with prejudice and 4 were dismissed

	without prejudice. Litigation is in the Discovery phase but has been stayed pending forma l approval of and closing of the DPO.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	30305090	RT	OH	07/08/20	13

09/03/2021 – Loan transferred to Special Servicing on 7/8/2020 for imminent monetary payment default. At time of transfer loan was past due for the 5/1/2020 payment. The loan is secured by a 385,057 SF portion of a 1.1 million SF super regional mall in D ublin, OH, a suburb of Columbus. Legal counsel has been engaged and enforcement options are being evaluated. A court appointed receiver was appointed on 01/14/2021.

62	30305137	LO	CA	06/01/20	1

9/7/2021 - The subject collateral consists of a 28-Key Boutique Hotel located in Los Angeles, CA. The Special and Sponsor are in the midst of negotiations for a short term modification. Special Servicer is currently dual tracking this asset.

Special Ser vicer came to terms with the borrower on a forbearance agreement. Asset will return to master servicer after 3 timely payments per the terms of the forbearance agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30305084	39,128,500.51	5.04003%	39,050,169.20	5.04003%	8	11/11/20	11/11/20	02/16/21
19	30305094	16,994,676.45	4.86003%	16,994,676.45	4.86003%	10	04/17/20	05/01/20	05/01/20
23	30305098	13,743,674.73	4.86003%	13,743,674.73	4.86003%	10	04/17/20	05/01/20	05/01/20
34	30305109	9,089,586.50	4.81003%	9,089,586.50	4.81003%	8	09/21/20	10/01/20	10/02/20
39	30305114	0.00	4.17003%	0.00	4.17003%	8	03/03/21	01/19/21	03/03/21
42	30305117	7,104,847.12	4.25003%	7,104,847.12	4.25003%	8	07/13/20	08/01/20	07/14/20
52	30305127	5,836,054.93	4.60003%	5,836,054.93	4.60003%	8	05/26/20	05/20/20	05/29/20
Totals		91,897,340.24		91,819,008.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A12	0.00	0.00	2,169.81	0.00	0.00	6,648.07	0.00	0.00	0.00	0.00	0.00	0.00
01A21	0.00	0.00	10,489.83	0.00	0.00	32,139.78	0.00	0.00	0.00	0.00	0.00	0.00
01A22	0.00	0.00	4,930.22	0.00	0.00	15,105.70	0.00	0.00	0.00	0.00	0.00	0.00
01A31	0.00	0.00	157.30	0.00	0.00	481.95	0.00	0.00	0.00	0.00	0.00	0.00
01A32	0.00	0.00	73.93	0.00	0.00	226.52	0.00	0.00	0.00	0.00	0.00	0.00
01B11	0.00	0.00	1,921.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
01B12	0.00	0.00	902.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
01B21	0.00	0.00	926.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
01B22	0.00	0.00	435.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
01A11	0.00	0.00	4,616.61	0.00	0.00	14,144.84	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	23,680.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	6,197.40	0.00	0.00	27,005.76	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,781.91	0.00	0.00	31,262.48	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3.78)	0.00	0.00	0.00
62	0.00	0.00	914.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	63,197.69	0.00	0.00	127,015.10	0.00	0.00	(3.78)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		190,209.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
Exchange of Exchangeable Certificates--January 2017

In January 2017 an exchange of exchangeable certificates took effect in which $131,862,000.00 of Class PST was exchanged for $55,716,000.00 of Class A-S, $50,145,000.00 of Class B, and $26,001,000.00 of Class C.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30